Risk Management (Details) - Schedule of line of business concentration of risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 581,847	$ 545,582	$ 467,273
Professional Lines [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 191,287	$ 190,038	$ 157,487
Concentration Percentage	33.00%	35.00%	34.00%
Financial Institutions [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 28,648	$ 36,176	$ 39,442
Concentration Percentage	5.00%	6.00%	8.00%
Marine Liability [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 3,666	$ 3,339	$ 4,613
Concentration Percentage	1.00%	1.00%	1.00%
Inherent Defects Insurance [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 8,608	$ 9,978	$ 8,935
Concentration Percentage	1.00%	2.00%	2.00%
Energy [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 117,322	$ 104,015	$ 91,742
Concentration Percentage	20.00%	19.00%	19.00%
Property [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 88,074	$ 79,085	$ 69,912
Concentration Percentage	15.00%	14.00%	15.00%
Engineering [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 31,208	$ 31,137	$ 17,924
Concentration Percentage	5.00%	6.00%	4.00%
Aviation [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 21,872	$ 20,348	$ 23,002
Concentration Percentage	4.00%	4.00%	5.00%
Ports & Terminals [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 27,263	$ 29,600	$ 25,875
Concentration Percentage	5.00%	5.00%	6.00%
Political Violence [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 11,461	$ 9,263	$ 8,271
Concentration Percentage	2.00%	2.00%	2.00%
Marine Cargo [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 10,533	$ 5,091	$ 752
Concentration Percentage	2.00%	1.00%
Contingency [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 10,925	$ 3,498
Concentration Percentage	2.00%	1.00%
Reinsurance [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 30,980	$ 24,014	$ 19,318
Concentration Percentage	5.00%	4.00%	4.00%